CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 94.8%
COMMUNICATION SERVICES - 3.9%
Entertainment - 1.7%
Endeavor Group Holdings Inc., Class A Shares	1,253,980	$39,337,353	*
Zynga Inc., Class A Shares	1,708,910	15,499,814	*

Total Entertainment		54,837,167

Interactive Media & Services - 1.9%
Match Group Inc.	456,450	51,441,915	*
VTEX, Class A Shares	983,378	7,552,343	*

Total Interactive Media & Services		58,994,258

Media - 0.3%
Klaviyo Inc.	304,189	8,371,281	*(a)(b)(c)

TOTAL COMMUNICATION SERVICES		122,202,706

CONSUMER DISCRETIONARY - 13.3%
Auto Components - 0.9%
Fox Factory Holding Corp.	203,468	27,075,487	*

Automobiles - 0.4%
Tesla Inc.	14,800	13,863,456	*

Hotels, Restaurants & Leisure - 1.9%
Expedia Group Inc.	318,522	58,381,897	*

Household Durables - 0.4%
Cricut Inc., Class A Shares	610,068	12,067,145	*

Internet & Direct Marketing Retail - 2.6%
Etsy Inc.	78,800	12,377,904	*
Global-e Online Ltd.	170,170	6,076,771	*
MercadoLibre Inc.	55,732	63,091,968	*

Total Internet & Direct Marketing Retail		81,546,643

Specialty Retail - 5.8%
American Eagle Outfitters Inc.	1,562,260	35,666,396
Burlington Stores Inc.	249,100	59,019,263	*
Carvana Co.	210,324	34,085,107	*
Lowe’s Cos. Inc.	220,830	52,414,001

Total Specialty Retail		181,184,767

Textiles, Apparel & Luxury Goods - 1.3%
Crocs Inc.	403,180	41,374,331	*

TOTAL CONSUMER DISCRETIONARY		415,493,726

CONSUMER STAPLES - 6.2%
Beverages - 3.5%
Constellation Brands Inc., Class A Shares	181,111	43,059,141
Monster Beverage Corp.	741,910	64,338,435	*

Total Beverages		107,397,576

See Notes to Schedule of Investments.

ClearBridge Select Fund 2022 Quarterly Report	1

CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Food & Staples Retailing - 2.7%
Casey’s General Stores Inc.	182,005	$34,182,359
Performance Food Group Co.	1,195,360	50,432,238	*

Total Food & Staples Retailing		84,614,597

TOTAL CONSUMER STAPLES		192,012,173

ENERGY - 2.9%
Oil, Gas & Consumable Fuels - 2.9%
Pioneer Natural Resources Co.	418,870	91,686,454

FINANCIALS - 8.4%
Banks - 3.6%
First Republic Bank	289,450	50,245,625
Truist Financial Corp.	976,150	61,321,743

Total Banks		111,567,368

Capital Markets - 3.9%
CME Group Inc.	232,400	53,335,800
Edify Acquisition Corp., Class A Shares	464,230	4,509,995	*
KKR & Co. Inc.	914,751	65,093,681

Total Capital Markets		122,939,476

Insurance - 0.9%
American Equity Investment Life Holding Co.	679,300	27,946,402

TOTAL FINANCIALS		262,453,246

HEALTH CARE - 10.5%
Biotechnology - 2.1%
Horizon Therapeutics PLC	516,060	48,163,880	*
Ultragenyx Pharmaceutical Inc.	225,360	15,759,425	*

Total Biotechnology		63,923,305

Health Care Equipment & Supplies - 1.9%
Insulet Corp.	244,200	60,561,600	*

Health Care Providers & Services - 1.4%
Surgery Partners Inc.	994,052	42,416,199	*

Health Care Technology - 0.1%
Definitive Healthcare Corp.	199,188	4,358,233	*

Life Sciences Tools & Services - 5.0%
Charles River Laboratories International Inc.	171,110	56,425,234	*
PerkinElmer Inc.	122,755	21,134,728
Syneos Health Inc.	869,706	78,760,575	*

Total Life Sciences Tools & Services		156,320,537

TOTAL HEALTH CARE		327,579,874

See Notes to Schedule of Investments.

2	ClearBridge Select Fund 2022 Quarterly Report

CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
INDUSTRIALS - 13.2%
Aerospace & Defense - 0.9%
L3Harris Technologies Inc.	136,240	$28,513,670

Air Freight & Logistics - 1.0%
GXO Logistics Inc.	373,120	30,301,075	*

Building Products - 1.5%
Trex Co. Inc.	502,888	45,999,165	*

Commercial Services & Supplies - 1.2%
Copart Inc.	299,487	38,708,695	*

Construction & Engineering - 2.1%
WillScot Mobile Mini Holdings Corp.	1,775,300	65,757,112	*

Electrical Equipment - 2.4%
nVent Electric PLC	721,050	24,941,120
Shoals Technologies Group Inc., Class A Shares	757,360	12,769,090	*
Vertiv Holdings Co.	1,806,890	37,691,725

Total Electrical Equipment		75,401,935

Road & Rail - 2.0%
Lyft Inc., Class A Shares	576,700	22,214,484	*
Uber Technologies Inc.	333,020	12,454,948	*
XPO Logistics Inc.	414,020	27,395,703	*

Total Road & Rail		62,065,135

Trading Companies & Distributors - 2.1%
H&E Equipment Services Inc.	493,887	20,560,516
MSC Industrial Direct Co. Inc., Class A Shares	536,360	43,788,430

Total Trading Companies & Distributors		64,348,946

TOTAL INDUSTRIALS		411,095,733

INFORMATION TECHNOLOGY - 29.8%
Electronic Equipment, Instruments & Components - 0.0%††
Brain Corp.	263,750	1,111,548	*(a)(b)(c)

IT Services - 4.6%
Paymentus Holdings Inc., Class A Shares	503,200	13,224,096	*
Shopify Inc., Class A Shares	66,878	64,486,443	*
Twilio Inc., Class A Shares	151,320	31,190,078	*
Wix.com Ltd.	250,603	32,921,716	*

Total IT Services		141,822,333

Semiconductors & Semiconductor Equipment - 2.3%
NVIDIA Corp.	148,380	36,332,327
ON Semiconductor Corp.	605,680	35,735,120	*

Total Semiconductors & Semiconductor Equipment		72,067,447

See Notes to Schedule of Investments.

ClearBridge Select Fund 2022 Quarterly Report	3

CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY		SHARES	VALUE
Software - 19.5%
Adobe Inc.		88,496	$47,283,413	*
Confluent Inc., Class A Shares		253,430	16,571,788	*
Databricks Inc.		72,578	12,864,958	*(a)(b)(c)
Datadog Inc., Class A Shares		181,910	26,578,870	*
DataRobot Inc.		279,847	5,714,336	*(a)(b)(c)
DocuSign Inc.		464,399	58,407,462	*
Dynatrace Inc.		243,610	13,364,445	*
Fortinet Inc.		230,734	68,583,374	*
Gitlab Inc., Class A Shares		259,893	16,635,751	*
HashiCorp Inc., Class A Shares		107,000	7,103,730	*
HubSpot Inc.		102,070	49,891,816	*
New Relic Inc.		260,874	27,428,292	*
SentinelOne Inc., Class A Shares		462,001	20,674,545	*
ServiceNow Inc.		175,239	102,651,501	*
Sprout Social Inc., Class A Shares		316,153	21,767,134	*
Unity Software Inc.		226,610	23,828,041	*
Varonis Systems Inc.		469,010	17,475,313	*
Workday Inc., Class A Shares		248,560	62,888,166	*
Yext Inc.		1,038,956	8,415,544	*

Total Software			608,128,479

Technology Hardware, Storage & Peripherals - 3.4%
Apple Inc.		612,564	107,063,936

TOTAL INFORMATION TECHNOLOGY			930,193,743

MATERIALS - 1.3%
Construction Materials - 1.3%
Summit Materials Inc., Class A Shares		1,182,260	42,041,166	*

REAL ESTATE - 5.3%
Equity Real Estate Investment Trusts (REITs) - 3.8%
Lamar Advertising Co., Class A Shares		436,590	48,356,708
SBA Communications Corp.		216,341	70,406,015

Total Equity Real Estate Investment Trusts (REITs)			118,762,723

Real Estate Management & Development - 1.5%
CBRE Group Inc., Class A Shares		443,571	44,951,485	*

TOTAL REAL ESTATE			163,714,208

TOTAL COMMON STOCKS (Cost - $2,283,692,384)			2,958,473,029

RATE
CONVERTIBLE PREFERRED STOCKS - 1.6%
INDUSTRIALS - 1.6%
Professional Services - 1.6%
Clarivate PLC (Cost - $65,689,443)	5.250%	712,500	49,176,750

See Notes to Schedule of Investments.

4	ClearBridge Select Fund 2022 Quarterly Report

CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
PREFERRED STOCKS - 0.6%
HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
Caris Life Sciences Inc., Series C	—	837,315	$3,576,256	*(a)(b)(c)
Caris Life Sciences Inc., Series D	—	225,000	960,998	*(a)(b)(c)

TOTAL HEALTH CARE			4,537,254

INFORMATION TECHNOLOGY - 0.4%
Electronic Equipment, Instruments & Components - 0.1%
Brain Corp.	—	631,998	2,663,493	*(a)(b)(c)

Software - 0.3%
Pride Parent Inc.	—	405,087	10,507,958	*

TOTAL INFORMATION TECHNOLOGY			13,171,451

TOTAL PREFERRED STOCKS (Cost - $16,812,593)			17,708,705

	EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%††
FINANCIALS - 0.0%††
Capital Markets - 0.0%††
Edify Acquisition Corp., Class A Shares	12/31/27	233,645	105,724	*

Diversified Financial Services - 0.0%††
SVF Investment Corp., Class A Shares	12/31/27	186,854	142,009	*

TOTAL FINANCIALS			247,733

HEALTH CARE - 0.0%††
Biotechnology - 0.0%††
Ginkgo Bioworks Holdings Inc.	8/1/26	454,112	554,017	*

Total Warrants (Cost - $1,660,797)			801,750

Total Investments before Short-Term Investments (Cost - $2,367,855,217)			3,026,160,234

	RATE	SHARES
SHORT-TERM INVESTMENTS - 3.6%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.006%	89,812,814	89,812,814
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.010%	22,453,203	22,453,203	(d)

TOTAL SHORT-TERM INVESTMENTS (Cost - $112,266,017)			112,266,017

TOTAL INVESTMENTS - 100.6% (Cost - $2,480,121,234)			3,138,426,251
Liabilities in Excess of Other Assets - (0.6)%			(19,755,995)

TOTAL NET ASSETS - 100.0%			$3,118,670,256

See Notes to Schedule of Investments.

ClearBridge Select Fund 2022 Quarterly Report	5

CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2022

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

(c)	Restricted security (Note 3).

(d)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2022, the total market value of investments in Affiliated Companies was $22,453,203 and the cost was $22,453,203 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	ClearBridge Select Fund 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Select Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

7

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

8

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$113,831,425	—	$8,371,281	$122,202,706
Financials	257,943,251	$4,509,995	—	262,453,246
Information Technology	910,502,901	—	19,690,842	930,193,743
Other Common Stocks	1,643,623,334	—	—	1,643,623,334
Convertible Preferred Stocks	49,176,750	—	—	49,176,750
Preferred Stocks:
Health Care	—	—	4,537,254	4,537,254
Information Technology	—	10,507,958	2,663,493	13,171,451
Warrants	801,750	—	—	801,750

Total Long-Term Investments	2,975,879,411	15,017,953	35,262,870	3,026,160,234

Short-Term Investments†	112,266,017	—	—	112,266,017

Total Investments	$3,088,145,428	$15,017,953	$35,262,870	$3,138,426,251

†	See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of October 31, 2021	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Common Stocks:
Communication Services	$13,280,892	—	—	$(4,909,611)	—
Information Technology	28,202,896	—	—	(8,512,054)	—
Preferred Stocks:
Health Care	10,783,985	—	—	(6,246,731)	—
Information
Technology	16,001,114	—	—	(2,829,663)	—

Total	$68,268,887	—	—	$(22,498,059)	—

9

Notes to Schedule of Investments (unaudited) (continued)

Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2022	Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2022[1]
Common Stocks:
Communication Services	—	—	—	$8,371,281	$(4,909,611)
Information Technology	—	—	—	19,690,842	(8,512,054)
Preferred Stocks:
Health Care	—	—	—	4,537,254	(6,246,731)
Information Technology	—	—	$(10,507,958)	2,663,493	(897,150)

Total	—	—	$(10,507,958)	$35,262,870	$(20,565,546)

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2022. The following transactions were effected in such company for the period ended January 31, 2022.

	Affiliate Value at October 31,	Purchased		Sold
	2021	Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$31,056,780	$55,543,831	55,543,831	$64,147,408	64,147,408

10

Notes to Schedule of Investments (unaudited) (continued)

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2022
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$817	—	$22,453,203

3. Restricted securities

The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 1/31/2022	Value Per Share	Percent of Net Assets
Brain Corp., Common Shares	263,750	03/21	$1,152,587	$1,111,548	$4.21	0.04%
Brain Corp., Preferred Shares	631,998	04/20, 11/20	3,334,103	2,663,493	4.21	0.09
Caris Life Sciences Inc., Series C, Preferred Shares	837,315	10/20	2,310,989	3,576,256	4.27	0.11
Caris Life Sciences Inc., Series D, Preferred Shares	225,000	05/21	1,822,500	960,998	4.27	0.03
Databricks Inc., Common Shares	72,578	08/21	15,999,994	12,864,958	177.26	0.41
DataRobot Inc., Common Shares	279,847	10/20	3,677,749	5,714,336	20.42	0.18
Klaviyo Inc., Common Shares	304,189	05/21	10,154,267	8,371,281	27.52	0.27

			$38,452,189	$35,262,870		1.13%

11